NOTES PAYABLE AND BORROWINGS UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2014
NOTES PAYABLE AND BORROWINGS UNDER CAPITAL LEASES

NOTE 8. NOTES PAYABLE AND BORROWINGS UNDER CAPITAL LEASES

The following schedule summarizes the components of the Company’s notes payable and borrowings under capital leases balances (in thousands):

	December 31,		June 30, 2014
	2012	2013
Notes payable under credit facility	$300,000	$818,425	$575,400
Capital leases and other notes payable	1,334	452	311
Less current portion	(9,803)	(6,669)	(6,061)

	$291,531	$812,208	$569,650

2012 Credit Facility

In March 2012, TriNet Group, Inc., as guarantor, its subsidiary TriNet HR Corporation, as borrower, and certain other TriNet subsidiaries as subsidiary guarantors, which are referred to collectively as the loan parties, entered into a credit facility totaling $140.0 million, which we refer to as our initial credit facility. The initial credit facility provided for a five-year term loan facility of $105.0 million and a five-year revolving credit facility of $35.0 million. The $105.0 million term loan was fully drawn in March 2012, but no amounts were drawn under the revolving credit facility. In connection with the initial credit facility, the Company recorded loan fees of $3.1 million, which were fully amortized in October 2012.

In October 2012, the Company completed an amendment and restatement of its credit facility totaling $350.0 million, which provided for two new tranches of term loans totaling $300.0 million and a five-year revolving credit facility of $50.0 million, which we refer to as our amended and restated credit facility. The term loans consisted of a five-year term A loan of $150.0 million and a six-year term B loan of $150.0 million, both of which were fully drawn in October 2012. In April 2013, the Company amended the amended and restated credit facility to provide for an additional $50.0 million of term A loans, $100.0 million of term B loans and $25.0 million of availability under the revolving credit facility. The amended and restated credit facility, as amended in April 2013, is referred to herein as the previous credit facility; the term A loans under the amended and restated credit facility, as amended in April 2013, are collectively referred to as the term A loan; and the term B loans under the amended and restated credit facility, as amended in April 2013, are collectively referred to as the term B loan. The Company recorded loan fees of $10.8 million associated with the amended and restated credit facility and $2.6 million associated with the previous credit facility. The remaining balance of the loan fees was fully amortized in August 2013 upon termination.

2013 Credit Facility

In August 2013, the Company, as guarantor, its subsidiary TriNet HR Corporation, as borrower, and certain of its other subsidiaries as subsidiary guarantors entered into two senior secured credit facilities:

•	a $705.0 million first lien credit facility with JPMorgan Chase Bank, N.A., as administrative agent; and

•	a $190.0 million second lien credit facility with Wilmington Trust, National Association, as administrative agent.

The credit facilities are secured by substantially all of the Company’s assets and the assets of the borrower and of the subsidiary guarantors, other than specifically excluded assets.

The first lien credit facility provides for a five-year revolving credit facility of $75.0 million, three-year first lien tranche B-1 term loan of $175.0 million and seven-year first lien tranche B-2 term loan of $455.0 million. A second lien credit facility provides for seven-year-and-six-month term loan of $190.0 million. All first lien and second lien term loans were fully drawn in August 2013. The $75.0 million revolving credit facility includes capacity for a $30.0 million letter of credit facility and a $10.0 million swingline facility. The total unused portion of the revolving credit facility was $52.2 million as of December 31, 2013, since $22.8 million of the facility was used to backstop letters of credit outstanding in a previous credit facility. The proceeds of the first and second lien credit facilities were used to repay approximately $448.3 million of indebtedness outstanding under the Company’s previous credit facility, declare a special dividend, provide cash collateral to guarantee a letter of credit and pay transaction costs. In connection with the credit facilities, the Company incurred $23.1 million of debt issuance costs, which were deferred and are being amortized over the term of the credit facilities.

In March 2014, the proceeds from the IPO were used to fully repay the $190.0 million second lien credit facility, which resulted in a prepayment premium of $3.8 million, and to repay $25.0 million of the first lien tranche B-1 term loan. Additionally, the remaining balance of the loan fees associated with the second lien credit facility and a portion of the loan fees associated with the first lien credit facility were fully amortized in March 2014 for a charge of $5.0 million. In May 2014, the Company repaid $25.0 million of the first lien tranche B-1 term loan. As a result, a portion of the loan fees associated with the first lien credit facility were fully amortized in May 2014 for a charge of $0.5 million.

Borrowings under our credit facilities bear interest, at our option at a rate based on the LIBOR or based on the prime rate plus, in each case, an applicable margin. LIBOR loans under the tranche B-2 term loan and the second lien credit facility are subject to a 1.00% LIBOR floor. The applicable margin with respect to our tranche B-1 term loan is equal to (i) 3.75% per annum for LIBOR loans and (ii) 2.75% per annum for prime rate loans. The applicable margin with respect to our tranche B-2 term loan is equal to (x) at such times as any indebtedness is outstanding under our second lien credit facility (i) 4.00% per annum for LIBOR loans, and (ii) 3.00% per annum for prime rate loans, and (y) at such times as no indebtedness is outstanding under our second lien credit facility (i) 3.75% per annum for LIBOR loans, and (ii) 2.75% per annum for prime rate loans. The applicable margin with respect to our second lien term loans is equal to (i) 7.75% per annum for LIBOR loans and (ii) 6.75% per annum for prime rate loans. The applicable margin with respect to our revolving credit facility is subject to adjustment based on our first lien leverage ratio. The tranche B-1 term loan has a maturity date of August 20, 2016, the tranche B-2 term loan has a maturity date of August 20, 2020 and the second lien term loan has a maturity date of February 20, 2021 and the revolving credit facility has a maturity date of August 20, 2018.

The credit facilities contain customary representations and warranties and customary affirmative and negative covenants applicable to us and our subsidiaries, including, among other things, restrictions on indebtedness, liens, investments, mergers, dispositions, prepayment of other indebtedness, and dividends and other distributions. Under the revolving credit facility, so long as there are any outstanding revolving loans and/or outstanding letters of credit in excess of $15.0 million other than letters of credit that have been cash collateralized, we are required to comply with a financial covenant that requires us and our subsidiaries to maintain a maximum first lien leverage ratio, currently at 5.25 to 1.00 on a consolidated basis as of June 30, 2014. The Company was in compliance with the restrictive covenants under the previous credit facilities at December 31, 2012 and under the credit facilities at December 31, 2013 and June 30, 2014.

The Company’s first lien credit facility permits cash dividend payments and stock repurchases in an amount equal to (a) $15.0 million plus (b) the available ECF amount (as defined in the credit agreements), in each case so long as no default has occurred and is continuing or would result therefrom, no ECF shortfall amount (as defined in the credit agreements) is outstanding and the Company’s first lien leverage ratio on a pro forma basis is not in excess of 3.75 to 1.00. However, if no default has occurred and is continuing or would result therefrom and no ECF shortfall amount is outstanding, but the Company’s first lien leverage ratio is above the threshold indicated above, then its cash dividend payments and stock repurchases are limited to $15.0 million. The Company’s second lien credit facility permits cash dividend payments and stock repurchases in an amount equal to (a) $17.25 million plus (b) the available ECF amount, in each case so long as no default has occurred and is continuing or would result therefrom, no ECF shortfall amount is outstanding and the Company’s total leverage ratio on a pro forma basis is not in excess of 5.00 to 1.00. However, if no default has occurred and is continuing or would result therefrom and no ECF shortfall amount is outstanding, but the Company’s total leverage ratio is above the threshold indicated above, then its cash dividend payments and stock repurchases are limited to $17.25 million. Notwithstanding the foregoing, the credit facilities permit (i) certain stock repurchases from former employees, officers, directors and consultants up to a certain amount during each fiscal year and (ii) one or more cash dividend payments in an aggregate amount not to exceed $360 million and thereafter not to exceed $15.0 million in any year. As of December 31, 2013, the Company had utilized the exception in clause (ii) of the previous sentence to make $357.5 million in dividend payments. As a result, $2.4 million in retained earnings were free of restrictions as of December 31, 2013.

While no amounts were drawn under the revolving credit facility as of December 31, 2013 and June 30, 2014, there were outstanding letters of credit totaling $15.0 million as of December 31, 2013 and June 30, 2014, which reduced borrowings available under the revolving credit facility. As of December 31, 2012 and December 31, 2013, the fair value of financing obligations under our credit facility approximates its book value.

As a result of the Company’s credit facility, it is exposed to changes in interest rates. To mitigate such risk, the Company entered into an interest rate cap arrangement with a bank in May 2012, which we refer to as the May 2012 cap, to protect the interest payment cash flows through March 30, 2015 on the initial credit facility from adverse market interest changes due to fluctuations in the 3-month LIBOR benchmark interest rate with an initial notional amount of $51.8 million and final notional amount of $42.0 million at a strike price of 2%. Upon the amendment and restatement of the Company’s initial credit facility, the May 2012 cap was re-designated to hedge a portion of the amended and restated credit facility and subsequently the credit facility. In December 2012, the Company entered into an interest rate cap arrangement with another bank, which is referred to as the December 2012 cap, to hedge the interest payment cash flows of 50% of the incremental total loan balance through October 24, 2015. The December 2012 cap has an initial notional amount of $99.5 million and final notional amount of $137.6 million at a strike price of 2%. At inception, the interest rate caps were determined to be perfectly effective and were designated as a cash flow hedge for accounting purposes. However, with the credit facility as discussed above, the interest rate basis and timing of payments have changed and no longer match the terms of the May 2012 and December 2012 caps. As a result, the interest rate caps were no longer considered perfectly effective, thus, the change in its fair value was charged to operations. In addition, $0.1 million of previously reported unrealized losses on interest rate cap in the consolidated statements of other comprehensive income were reversed and charged to operations as a result of the dedesignation.